Stock Options (Narrative) (Details)				1 Months Ended				12 Months Ended
	Feb. 12, 2019 Share $ / shares	May 04, 2018 Share $ / shares shares	Jul. 10, 2017 Share $ / shares	Jan. 30, 2020 Share $ / shares	Nov. 30, 2018 Share $ / shares	Dec. 18, 2017 Share $ / shares	May 26, 2017 Share $ / shares	Mar. 31, 2020 $ / shares shares	Mar. 31, 2020 USD ($) Share shares	Mar. 31, 2019 $ / shares	Mar. 31, 2019 USD ($) Share	Mar. 31, 2018 $ / shares	Mar. 31, 2018 USD ($) Share	Mar. 30, 2017 shares	Mar. 09, 2016 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments | $									$ 308,106		$ 332,741		$ 744,801
Number of share options granted in share-based payment arrangement | Share									2,410,000		1,630,000		1,697,500
Weighted average exercise price of share options granted in share-based payment arrangement								$ 0.37		$ 0.48		$ 0.67
Weighted average share price								$ 0.41		$ 0.49		$ 0.50
Fixed Stock Option Plan (the "2016 Plan")
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares available for issuance in share based arrangement | shares		14,909,992												13,656,367	10,440,790
Rolling Stock Option Plan (the "2019 Plan")
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares available for issuance in share based arrangement | shares								3,711,225	3,711,225
Stock options expired unexercised on May 26, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options expired in share-based payment arrangement | Share									150,000
Weighted average exercise price of share options expired in share-based payment arrangement								$ 0.60
Stock Options Expired Unexercised On July 10, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options expired in share-based payment arrangement | Share									50,000
Weighted average exercise price of share options expired in share-based payment arrangement								$ 0.55
Directors and officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement | Share	600,000			1,650,000
Weighted average exercise price of share options granted in share-based payment arrangement	$ 0.50			$ 0.37
Description of maximum term of options granted for share-based payment arrangement	five years			five years
Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement | Share	50,000	130,000		585,000			200,000
Weighted average exercise price of share options granted in share-based payment arrangement	$ 0.50	$ 0.50		$ 0.37			$ 0.60
Description of maximum term of options granted for share-based payment arrangement	five years	five years		five years			five years
Consultant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement | Share				125,000
Weighted average exercise price of share options granted in share-based payment arrangement				$ 0.37
Description of maximum term of options granted for share-based payment arrangement				two years
Consultant IR provider
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement | Share			50,000	50,000			50,000
Weighted average exercise price of share options granted in share-based payment arrangement			$ 0.55	$ 0.37			$ 0.60
Vesting percentage of stock options			25.00%				25.00%
Description of maximum term of options granted for share-based payment arrangement			3 years	two years			3 years
Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement | Share		500,000					1,037,500
Weighted average exercise price of share options granted in share-based payment arrangement		$ 0.50					$ 0.75
Description of maximum term of options granted for share-based payment arrangement		five years					5 years
Chief Financial Officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement | Share					350,000
Weighted average exercise price of share options granted in share-based payment arrangement					$ 0.43
Description of maximum term of options granted for share-based payment arrangement					5 years
Advisor
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement | Share							100,000
Weighted average exercise price of share options granted in share-based payment arrangement							$ 0.60
Description of maximum term of options granted for share-based payment arrangement							3 years
Employees and a consultant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement | Share						260,000
Weighted average exercise price of share options granted in share-based payment arrangement						$ 0.45
Description of maximum term of options granted for share-based payment arrangement						five years
After 3 months, 6 months, 9 months, and 12 months | Directors and officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of stock options				25.00%
After 3 months, 6 months, 9 months, and 12 months | Consultant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of stock options				25.00%
After 3 months, 6 months, 9 months, and 12 months | Consultant IR provider
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of stock options				25.00%
After 4 months | Directors and officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of stock options	25.00%
After 4 months | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of stock options	25.00%	25.00%		25.00%			25.00%
After 4 months | Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of stock options		25.00%
After 4 months | Chief Financial Officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of stock options					25.00%
After 4 months | Employees and a consultant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of stock options						25.00%
After 6 months, 9 months, and 12 months | Directors and officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of stock options	25.00%
After 6 months, 9 months, and 12 months | Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of stock options		25.00%
After year one, two and three | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of stock options	25.00%	25.00%		25.00%			25.00%
After year one, two and three | Employees and a consultant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of stock options						25.00%
After year 1 | Chief Financial Officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of stock options					25.00%
After year 2 | Chief Financial Officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of stock options					50.00%